SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2015
SHARE CAPITAL [Abstract]
Schedule of stock by class

Authorized share capital:
(in thousands of $ except per share amount)	2015	2014
500 million common shares of $0.01 par value (2014: 200 million common shares)	5,000	2,000

Issued and fully paid share capital:
(number of shares of $0.01 each)	2015	2014
Balance at start of year	80,121,550	30,472,061
Shares issued re:
- purchase of five SPCs in April 2014	—	15,500,000
- purchase of Capesize vessel in April 2014	—	3,100,000
- purchase of thirteen SPCs in September 2014	—	31,000,000
- settlement of RSUs	110,128	49,489
- purchase of twelve SPCs in March 2015	31,000,000	—
- merger with the Former Golden Ocean (net shares issued)	61,443,959	—
Balance at end of year	172,675,637	80,121,550